Earnings Per Share (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Basic earnings per share attributable to TDS shareholders
Net income available to common shareholders of TDS used in basic earnings per share	$ 141,878,000	$ 81,811,000	$ 200,516,000
Adjustments to compute diluted earnings
Noncontrolling interest adjustment	(1,058,000)	(640,000)	(989,000)
Preferred dividend adjustment	49,000		49,000
Net income attributable to common shareholders of TDS used in diluted earnings per share	140,869,000	81,171,000	199,576,000
Weighted average number of shares used in basic earnings per share
Weighted average number of shares used in basic earnings per share	108,490	108,671	108,562
Effects of dilutive securities:
Stock options	209	11	262
Restricted stock units	375	255	214
Preferred shares	58		60
Weighted average number of shares used in diluted earnings per share	109,132	108,937	109,098
Earnings per share, Other disclosures
Basic earnings per share attributable to TDS shareholders	$ 1.31	$ 0.75	$ 1.85
Diluted earnings per share attributable to TDS shareholders	$ 1.29	$ 0.75	$ 1.83
Series A Common and Common Shares, dividends per share paid	$ 0.51	$ 0.49	$ 0.47
Series A Common and Common Shares, dividends paid	55,200,000	53,100,000	48,600,000
U.S. Cellular
Earnings per share, Other disclosures
Dividend payable date	Jun. 25, 2013
Dividend date of record	Jun. 11, 2013
Series A Common and Common Shares, dividends per share paid	$ 5.75
Series A Common and Common Shares, dividends paid	$ 482,300,000
Stock Options
Earnings per share, Other disclosures
Antidilutive shares	7,120	8,130	3,785
Restricted Stock Units
Earnings per share, Other disclosures
Antidilutive shares	171	154	141
Preferred Shares
Earnings per share, Other disclosures
Antidilutive shares		57
Common Shares
Weighted average number of shares used in basic earnings per share
Weighted average number of shares used in basic earnings per share	101,339	101,532	101,471
Series A Common Shares
Weighted average number of shares used in basic earnings per share
Weighted average number of shares used in basic earnings per share	7,151	7,139	7,091